Financial liabilities - Conditions and statement of liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Apr. 15, 2020
Financial liabilities
Nominal amount	€ 26,970	€ 19,679
Carrying amount	35,524	25,108
Carrying amount	26,970	19,679
Financial assets pledged as collateral for liabilities or contingent liabilities	1,500
Bank overdrafts	476	0
Secured bank loans
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 1,500
Secured bank loans, bearing maturity period of 2016-19
Financial liabilities
Nominal interest rate (as a percent)	3.50%
Nominal amount		6
Carrying amount		6
Secured bank loans, bearing maturity period of 2017-25, one
Financial liabilities
Nominal interest rate (as a percent)	2.50%
Nominal amount		5,633
Carrying amount		5,633
Secured bank loans, bearing maturity period of 2017-25, two
Financial liabilities
Nominal interest rate (as a percent)	2.50%
Nominal amount		5,633
Carrying amount		5,633
Secured bank loans, bearing maturity period of 2017-25, three
Financial liabilities
Nominal interest rate (as a percent)	3.95%
Nominal amount	€ 1,770	2,570
Carrying amount	€ 1,770	2,570
Lease liabilities
Financial liabilities
Nominal interest rate at commencement of leases	3.50%
Nominal amount	€ 21,704	3,062
Carrying amount	21,704	3,062
Municipal loan
Financial liabilities
Nominal amount	€ 860	860
Municipal loan, 2021, one
Financial liabilities
Nominal interest rate (as a percent)	8.25%
Nominal interest rate, profit-related (as a percent)	1.50%
Nominal interest rate, on losses (as a percent)	0.75%
Nominal amount	€ 500	500
Carrying amount	€ 500	500
Municipal loan, 2022
Financial liabilities
Nominal interest rate (as a percent)	8.00%
Nominal interest rate, profit-related (as a percent)	1.50%
Nominal interest rate, on losses (as a percent)	0.75%
Nominal amount	€ 360	360
Carrying amount	€ 360	360
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)	4.46%
Nominal amount	€ 476
Carrying amount	€ 476
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)	3.75%
Nominal amount	€ 2,160	1,915
Carrying amount	€ 2,160	€ 1,915
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	5.40%
Minimum | Municipal loan
Financial liabilities
Remaining term of the loan	2 years	2 years
Maximum | Municipal loan
Financial liabilities
Remaining term of the loan	3 years	3 years
Secured bank loan
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 1,500	€ 0
Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	2,500	1,500	€ 500
Short-term deposits, pledged as security	€ 2,500	1,500	€ 500
Trade receivables | Secured bank loans
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities		10,901
Land charge as collateral for secured bank loan | Secured bank loans
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities		€ 19,910